Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets, Gross, Excluding Goodwill	$ 94,868	$ 94,868	$ 90,030
Less: Accumulated Amortization	26,560	26,560	21,005
Intangible assets, net	68,308	68,308	69,025
Goodwill [Roll Forward]
Goodwill at December 31, 2013		190,966
Foreign currency translation		(4,285)
Goodwill at March 31, 2014	190,568	190,568
Goodwill, Acquired During Period		3,887
Future amortization [Abstract]
2014	10,200	10,200
2015	8,900	8,900
2016	8,300	8,300
2017	6,600	6,600
2018	6,000	6,000
Indefinite-Lived Intangible Assets Member
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite life intangibles	3,951	3,951	8,270
Finite-Lived Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, cost	90,917	90,917	81,760
Less: Accumulated Amortization	26,560	26,560	21,005
Developed Technology Rights [Member] | Indefinite-Lived Intangible Assets Member
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite life intangibles	0	0	4,266
Developed Technology Rights [Member] | Finite-Lived Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, cost	37,001	37,001	33,253
Less: Accumulated Amortization	11,786	11,786	9,185
Trademarks [Member] | Indefinite-Lived Intangible Assets Member
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite life intangibles	3,951	3,951	4,004
Trademarks [Member] | Finite-Lived Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, cost	2,756	2,756	2,798
Less: Accumulated Amortization	2,416	2,416	1,850
Distribution Rights [Member] | Finite-Lived Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, cost	250	250	250
Less: Accumulated Amortization	212	212	194
Licensing Agreements [Member] | Finite-Lived Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, cost	8,233	8,233	8,234
Less: Accumulated Amortization	2,128	2,128	1,637
Customer Relationships [Member] | Finite-Lived Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, cost	32,661	32,661	27,946
Less: Accumulated Amortization	6,284	6,284	4,636
Noncompete Agreements [Member] | Finite-Lived Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, cost	8,785	8,785	8,508
Less: Accumulated Amortization	3,593	3,593	3,397
Other Intangible Assets [Member] | Finite-Lived Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, cost	1,231	1,231	771
Less: Accumulated Amortization	141	141	$ 106
UNITED STATES
Goodwill [Roll Forward]
Goodwill, Acquired During Period		0
International Segment [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period		3,887
BioMimetics [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period		0
BioMimetics [Member]
Goodwill [Roll Forward]
Goodwill at December 31, 2013		1,336
Foreign currency translation		0
Goodwill at March 31, 2014	1,336	1,336
International Segment [Member]
Goodwill [Roll Forward]
Goodwill at December 31, 2013		16,041
Foreign currency translation		(4,285)
Goodwill at March 31, 2014	15,643	15,643
UNITED STATES
Goodwill [Roll Forward]
Goodwill at December 31, 2013		173,589
Foreign currency translation		0
Goodwill at March 31, 2014	173,589	173,589
SSP - Distribution Business [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Payments to Acquire Businesses, Gross	4,900
Other Payments to Acquire Businesses	4,900
Goodwill [Roll Forward]
Finite-lived Intangible Assets Acquired	8,200
Goodwill, Acquired During Period	3,900
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent	$ 2,500	$ 2,500